Benefit Plans (Details) - Schedule of amounts recognized in other comprehensive loss consist - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aria Energy LLC [Member]
Benefit Plans (Details) - Schedule of amounts recognized in other comprehensive loss consist [Line Items]
Net actuarial (loss) gain	$ (45)	$ (723)	$ 290